Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2020